GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 102,065	$ 102,357
Brand/tradename/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	94,081	94,373
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 7,984	$ 7,984